Financial Instruments and Fair Value Disclosures	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Disclosures

11. Financial Instruments and Fair Value Disclosures

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties, a loan due from a related party, an investment in affiliate, marketable securities available for sale and trade accounts receivable. The principal financial liabilities of the Company consist of long-term bank loans, interest rate swaps, accounts payable, amounts due to related parties and accrued liabilities.

(a) Interest rate risk: The Company’s long-term bank loans and loan due from a related party are based on LIBOR and hence the Company is exposed to movements in LIBOR. The Company entered into interest rate swap agreements, discussed in Note 10, in order to hedge its variable interest rate exposure.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties and cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. In addition, the Company also limits its exposure by diversifying among customers. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month’s worth of estimated operating expenses. The Company places its cash and cash equivalents with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments. However, the Company limits its exposure by diversifying among counterparties considering their credit ratings.

(c) Fair value: The carrying values of trade accounts receivable, due from related parties, cash and cash equivalents, restricted cash, accounts payable, amounts due to related parties and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loan and loan due from a related party approximate the recorded value, due to their variable interest rate.

When the interest rate swap contracts qualify for hedge accounting, the Company recognizes the effective portion of the gain / (loss) on the hedging instruments directly in other comprehensive income / (loss) in the statement of shareholders’ equity, while any ineffective portion, if any, is recognized immediately in current period statement of comprehensive income / (loss). When the interest rate swap contracts do not qualify for hedge accounting, the Company recognizes their fair value changes in current period statement of comprehensive income / (loss).

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains / (losses) in the consolidated statements of comprehensive income / (loss) and shareholders’ equity are shown below:

Derivative Instruments – Balance Sheet Location

		December 31, 2011	December 31, 2012
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$-	$297,908
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	-	375,166
	Subtotal	$-	$673,074

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$2,630,574	$887,811
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	1,266,945	992,411
	Subtotal	$3,897,519	$1,880,222

Total derivatives		$3,897,519	$2,553,296

Effect of Derivative Instruments designated as hedging instruments

		Year Ended December 31,
	Gain / (Loss) Recognized in Accumulated Other Comprehensive Gain / (Loss) (Effective Portion)	2011	2012
Interest rate swaps		$ -	$(847,943)
Total		$ -	$(847,943)

		Year Ended December 31,
	Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Gain / (Loss) in Statement of Comprehensive Income / (Loss) (Effective Portion)	2011	2012
Interest rate swaps – Realized Loss	Interest and finance costs	$-	$(174,869)
Total		$-	$(174,869)

There was no ineffective portion of the gain / (loss) on the hedging instruments for the year ended December 31, 2012.

Effect of Derivative Instruments not designated as hedging instruments

		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2011	2012
Interest rate swaps – Fair value	Loss on derivatives, net	$1,517,932	$2,017,297
Interest rate swaps – Realized Loss	Loss on derivatives, net	(3,858,350)	(2,731,371)
Net loss on derivatives		$(2,340,418)	$(714,074)

Financial Instruments and Assets that are measured at fair value on a recurring basis

Interest rate swaps

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company’s interest rate swaps as of December 31, 2011 and 2012.

Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2011	December 31, 2012
Interest rate swaps – liability	$3,897,519	$2,553,296

Marketable securities – shares of Korea Line Corporation (“KLC”):

On September 15, 2011, the Company entered into a Settlement Agreement (“Agreement”) with KLC in relation to the early termination of the time charter dated March 17, 2008, as amended, in respect of the M/V Pearl Seas. The parties reached an agreement, where KLC admitted a liability, which would be settled in cash and in shares of KLC (refer to Note 19). On May 24, 2012, the Company received 111,201 shares of KLC as part of the Agreement. These marketable securities have readily determinable fair values and are classified as available for sale. Such marketable securities are measured subsequently at fair value in the accompanying consolidated balance sheets. Unrealized gains / (losses) from available for sale securities are excluded from the statement of comprehensive income / (loss) and are recognized in accumulated other comprehensive income / (loss) until realized.

From the initial measurement of the valuation of KLC shares, a gain from marketable securities of $1,394,665 was recognized in the accompanying consolidated statements of comprehensive income / (loss), with changes in the fair value of $980,430 recognized in accumulated other comprehensive income / (loss). The fair value of the KLC shares based on the respective closing price as of September 30, 2012, was $414,235. As of September 30, 2012, the Company recognized the change in the fair value of the KLC shares as other than temporary and therefore, a loss of $980,430 was recognized. The respective loss is included in gain from marketable securities in the accompanying consolidated statements of comprehensive income / (loss), after reclassifying same from the Company’s other comprehensive income / (loss).

The fair value of the KLC shares based on the respective closing price as of December 31, 2012, was $567,288. The change in the fair value of $153,053 was recognized in accumulated other comprehensive income / (loss).

		Year Ended December 31,
	Location of Gain / (Loss) Recognized	2011 Gain / (Loss)	2012 Gain / (Loss)
Marketable securities – Initial measurement	Gain on marketable securities, net	$-	$1,394,665
Marketable securities – Realized Loss	Gain on marketable securities, net	-	(980,430)
Net gain on marketable securities		$-	$414,235

The fair value of the KLC shares is based on quoted prices of KLC share of stock (Korea SE: KS) and is considered to be determined through Level 1 inputs of the fair value hierarchy.

The following table summarizes the valuation of the KLC shares as of December 31, 2012.

Financial Assets	Quoted Prices in Active Markets (Level 1)	Loss
KLC Shares – Marketable Securities	$567,288	$980,430

Financial Assets that are measured at fair value on a non-recurring basis

Long-lived Assets:

During 2011, in accordance with accounting guidance relating to long lived assets held and used, the Company recognized an impairment loss on one of its vessels (the M/V Crystal Seas) prior to its sale in November 2011.

As of December 31, 2011, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. Mainly due to the continued poor performance of the drybulk charter market in 2011, and in particular the prolonged weakness noticed in the last quarter of 2011, the review indicated that such carrying amount was not recoverable for six of the Company’s vessels; the M/V Coral Seas, the M/V Golden Seas, the M/V Diamond Seas, the M/V Pearl Seas, the M/V Sapphire Seas and the M/V Friendly Seas. Details of the impairment charge for each vessel are noted in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Loss
M/V Crystal Seas	$14,000,000	$5,740,000
M/V Coral Seas	$24,250,000	$62,864,833
M/V Golden Seas	$24,250,000	$52,929,172
M/V Diamond Seas	$21,125,000	$43,513,624
M/V Pearl Seas	$24,250,000	$36,274,742
M/V Sapphire Seas	$20,750,000	$33,554,729
M/V Friendly Seas	$26,625,000	$42,450,048
TOTAL	$155,250,000	$277,327,148

The fair value is based on the Company’s best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of two independent shipbroker’s as of December 31, 2011, which are mainly based on recent sales and purchase transactions of similar vessels.

The Company recognized the total impairment losses of $277,327,148, which was included in the consolidated statements of comprehensive income / (loss) for the period. No such loss was recognized for the year ended December 31, 2012.

The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the years ended December 31, 2011 and 2012.